Operating segments	12 Months Ended
Dec. 31, 2019
Operating segments
Operating segments

(6)   Operating segments

Reportable segments have been determined based on a line of product approach. Intersegment transactions have been eliminated. The poultry segment consists of chicken and egg operations. The information included in the “Others” segment corresponds to operations of swine, balanced feed for animal consumption and other by-products that do not meet the quantitative thresholds to be considered as reportable segments.

Inter-segment pricing is determined on an arm’s length basis comparable to those which would be used with or between independent parties in comparable transactions. The accounting policies of operating segments are as those described in note 3 t).

Below is the information related to each reportable segment. Performance is measured based on each segment’s income before taxes, in the same manner as it is included in management reports that are regularly reviewed by the Company’s Board of Directors.

a)   Operating segment information

	Year ended December 31, 2019
	Poultry	Other	Total
Net revenues	$55,653,027	6,002,218	61,655,245
Cost of sales	46,456,076	5,101,275	51,557,351
Gross profit	9,196,951	900,943	10,097,894
Finance income	860,140	131,492	991,632
Finance costs	529,226	81,142	610,368
Income before taxes	3,854,474	503,330	4,357,804
Income taxes	993,652	131,326	1,124,978
Net income attributable to controlling interest	2,849,145	370,786	3,219,931
Property, plant and equipment, net	16,440,851	2,115,795	18,556,646
Goodwill	1,490,978	88,016	1,578,994
Intangible assets	772,640	—	772,640
Total assets	49,533,440	6,169,051	55,702,491
Total liabilities	14,066,224	1,375,932	15,442,156
Purchases of property, plant and equipment	1,811,086	258,241	2,069,327
Depreciation and amortization	1,171,200	115,243	1,286,443

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$55,656,645	6,037,772	61,694,417
Intersegments	(3,618)	(35,554)	(39,172)
Net revenues	$55,653,027	6,002,218	61,655,245

	Year ended December 31, 2018
	Poultry	Other	Total
Net revenues	$55,308,141	5,743,951	61,052,092
Cost of sales	46,562,214	4,860,162	51,422,376
Gross profit	8,745,927	883,789	9,629,716
Finance income	1,094,377	46,372	1,140,749
Finance costs	288,703	43,465	332,168
Income before taxes	4,025,050	491,501	4,516,551
Income taxes	1,028,335	126,643	1,154,978
Net income attributable to controlling interest	2,986,328	363,639	3,349,967
Property, plant and equipment, net	16,060,590	1,957,586	18,018,176
Goodwill	1,543,755	88,016	1,631,771
Intangible assets	962,738	(13,383)	949,355
Total assets	47,205,252	5,660,342	52,865,594
Total liabilities	13,364,922	1,334,967	14,699,889
Purchases of property, plant and equipment	1,747,286	235,297	1,982,583
Depreciation and amortization	1,121,751	105,166	1,226,917

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$55,312,273	5,785,289	61,097,562
Intersegments	(4,132)	(41,338)	(45,470)
Net revenues	$55,308,141	5,743,951	61,052,092

	Year ended December 31, 2017
	Poultry	Other	Total
Net revenues	$52,479,393	5,570,632	58,050,025
Cost of sales	42,767,202	4,735,757	47,502,959
Gross profit	9,712,191	834,875	10,547,066
Finance income	943,477	144,164	1,087,641
Finance costs	295,011	45,080	340,091
Income before taxes	5,522,187	516,692	6,038,879
Income taxes	958,201	126,243	1,084,444
Net income attributable to controlling interest	4,558,370	389,872	4,948,242
Property, plant and equipment, net	15,464,404	1,855,637	17,320,041
Goodwill	1,543,078	88,016	1,631,094
Intangible assets	1,040,042	—	1,040,042
Total assets	45,165,551	5,391,838	50,557,389
Total liabilities	13,525,194	1,354,267	14,879,461
Purchases of property, plant and equipment	3,154,390	358,988	3,513,378
Depreciation and amortization	982,019	93,769	1,075,788

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$52,484,264	5,616,254	58,100,518
Intersegments	(4,871)	(45,622)	(50,493)
Net revenues	$52,479,393	5,570,632	58,050,025

b)   Geographical information

When submitting information by geographic area, revenue is classified based on the geographic location where the Company’s customers are located. Segment assets are classified in accordance with their geographic location. Geographical information for the “Others” segment is not included below because the operations are carried out entirely within Mexico.

	Year ended December 31, 2019
			Operations
	Domestic	Foreign	between
	poultry	poultry	geographical	Total
			segments
Net revenues	$38,778,025	16,931,735	(56,733)	55,653,027
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	1,058,126	760,785	—	1,818,911
Property, plant and equipment, net	13,799,774	2,641,077	—	16,440,851
Goodwill	212,833	1,278,145	—	1,490,978
Intangible assets	—	772,640	—	772,640

	Year ended December 31, 2018
			Operations
	Domestic	Foreign	between
	poultry	poultry	geographical	Total
			segments
Net revenues	$37,766,974	17,599,239	(58,072)	55,308,141
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	979,034	742,694		1,721,728
Property, plant and equipment, net	13,002,755	3,057,835	—	16,060,590
Goodwill	212,833	1,330,922	—	1,543,755
Intangible assets	—	962,738	—	962,738

	Year ended December 31, 2017
			Operations
	Domestic	Foreign	between
	poultry	poultry	geographical	Total
			segments
Net revenues	$36,013,268	16,533,664	(67,539)	52,479,393
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	899,691	717,812	—	1,617,503
Property, plant and equipment, net	12,143,632	3,320,772	—	15,464,404
Goodwill	212,833	1,330,245	—	1,543,078
Intangible assets	—	1,040,042	—	1,040,042

c)   Major Customers

In Mexico, the Company’s products are traded among a large number of customers, without significant concentration with any specific customer. Therefore, in 2019, 2018 and 2017, no customer represented over 10% of the Company’s total revenues.

As of December 31, 2019, 2018 and 2017, the Company did not have operations with an individual customer that represented a significant concentration in the United States of America.